Stockholders' Equity (Details) - Schedule of Investor Warrants Activities - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investor Warrants Activities [Abstract]
Number of Warrants, Outstanding beginning balance	4,000,000
Weighted Average Exercise Price, Outstanding beginning balance	$ 2.44
Weighted Average Remaining Contractual Term (years), Outstanding beginning balance
Number of warrants, Granted		4,000,000	50,000,000
Weighted Average Exercise Price, Granted		$ 2.44	$ 34.2
Weighted Average Remaining Contractual Term (years), Granted		2 years	2 years
Number of warrants, Exercised	4,000,000	(19,440,000)	(30,560,000)
Weighted Average Exercise Price, Exercised	$ 2.44	$ 32.6	$ 34.2
Weighted Average Remaining Contractual Term (years), Exercised	3 years 6 months 25 days	9 months	1 year 10 months 13 days
Number of Warrants, Exercisable ending balance	4,000,000
Weighted Average Exercise Price, Outstanding ending balance	$ 2.44
Weighted Average Remaining Contractual Term (years), Outstanding ending balance	3 years 6 months 25 days
Number of Warrants, Outstanding ending balance		4,000,000
Weighted Average Exercise Price, Outstanding ending balance		$ 2.44
Weighted Average Remaining Contractual Term (years), Outstanding ending balance		1 year 8 months 4 days
Number of Warrants, Exercisable beginning balance			19,440,000
Weighted Average Exercise Price, Outstanding beginning balance			$ 32.6
Weighted Average Remaining Contractual Term (years), Outstanding beginning balance			1 year 9 months